Note 19 - Debt Facilities - Disclosure of Detailed Information About Debt Activity (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Debt facilities, balance		$ 149,512	$ 31,769	$ 43,938
Interest and accretion expense		4,437	2,206
Repayments of principal		(154,183)	(12,726)
Repayments of finance costs		(3,407)	(1,649)
Net proceeds from debt financing	[1],[2],[3],[4]	185,085
Borrowings through business acquisition		106,111
Portion allocated to equity reserves		(26,252)
Accretion		5,952
Current portion of debt facilities		1,281	12,464
Non-current portion of debt facilities		148,231	19,305
Five year convertible debentures [member]
Statement Line Items [Line Items]
Debt facilities, balance	[2]	130,807
Interest and accretion expense	[2]	2,738
Repayments of principal	[2]
Repayments of finance costs	[2]	(1,736)
Net proceeds from debt financing	[1],[2],[3],[4]	151,079
Borrowings through business acquisition	[2]
Portion allocated to equity reserves	[2]	(26,252)
Accretion	[2]	4,978
Current portion of debt facilities	[2]	1,002
Non-current portion of debt facilities	[2]	129,805
Revolving credit facility with three lenders [member]
Statement Line Items [Line Items]
Debt facilities, balance	[4]	18,705
Interest and accretion expense	[4]	1,170
Repayments of principal	[4]	(16,000)
Repayments of finance costs	[4]	(890)
Net proceeds from debt financing	[1],[2],[3],[4]	34,006
Borrowings through business acquisition	[4]
Portion allocated to equity reserves	[4]
Accretion	[4]	419
Current portion of debt facilities	[4]	279
Non-current portion of debt facilities	[4]	18,426
Scotia Debt Facilities [Member]
Statement Line Items [Line Items]
Debt facilities, balance	[3]		31,769	43,938
Interest and accretion expense	[3]	529	2,206
Repayments of principal	[3]	(32,072)	(12,726)
Repayments of finance costs	[3]	(781)	(1,649)
Net proceeds from debt financing	[1],[2],[3],[4]
Borrowings through business acquisition	[3]
Portion allocated to equity reserves	[3]
Accretion	[3]	555
Current portion of debt facilities	[3]		12,464
Non-current portion of debt facilities	[3]		19,305
Primero Debt Facilities [Member]
Statement Line Items [Line Items]
Debt facilities, balance	[1]
Interest and accretion expense	[1]
Repayments of principal	[1]	(106,111)
Repayments of finance costs	[1]
Net proceeds from debt financing	[1],[2],[3],[4]
Borrowings through business acquisition		106,111
Portion allocated to equity reserves	[1]
Accretion	[1]
Current portion of debt facilities	[1]
Non-current portion of debt facilities	[1]

[1]	As part of the acquisition of Primero (Note 4), First Majestic assumed $106.1 million in outstanding debt facilities owed by Primero, consisting of $75.8 million in convertible debentures and a $30.2 million revolving credit facility (together, "Primero Debt Facilities"). In connection with the Plan of Arrangement for the acquisition of Primero (Note 4), in March 2018, the debentureholders of Primero's $75.8 million convertible debentures voted to approve an amendment to the maturity date of the debentures from February 28, 2020 to the next business day following the closing date of the business combination with First Majestic. As a result, these convertible debentures were fully repaid by the Company on May 11, 2018. The $30.2 million revolving credit facility was fully repaid by the Company on May 10, 2018.
[2]	During the first quarter of 2018, the Company issued $156.5 million of unsecured senior convertible debentures (the "Notes"). The Company received net proceeds of $151.1 million after transaction costs of $5.4 million. The Notes mature on March 1, 2023 and bear an interest rate of 1.875% per annum, payable semi-annually in arrears in March and September of each year. The Notes are convertible into common shares of the Company at any time prior to maturity at a conversion rate of 104.3297 common shares per $1,000 principal amount of Notes converted, representing an initial conversion price of $9.59 per common share, subject to certain anti-dilution adjustments. In addition, if certain fundamental changes occur, holders of the Notes may be entitled to an increased conversion rate. The Company may not redeem the Notes before March 6, 2021, except in the event of certain changes in Canadian tax law. At any time on or after March 6, 2021 and until maturity, the Company may redeem all or part of the Notes for cash if the last reported share price of the Company's common shares for 20 or more trading days in a period of 30 consecutive trading days exceeds 130% of the conversion price. The redemption price will equal to the sum of: (i) 100% of the principal amount of the notes to be redeemed and (ii) accrued and unpaid interest, if any, to the redemption date. The Company is required to offer to purchase for cash all of the outstanding Notes upon a fundamental change, at a cash purchase price equal to 100% of the principal amount of the Notes to be purchased, plus accrued and unpaid interest, if any, to the fundamental change purchase date. The component parts of the convertible debentures, a compound instrument, are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company's own equity instrument is an equity instrument. At initial recognition, net proceeds of $151.1 million from the Notes were allocated into its debt and equity components. The fair value of the debt portion was estimated at $124.8 million using a discounted cash flow model method with an expected life of five years and a discount rate of 6.14%. This amount is recorded as a financial liability on an amortized cost basis using the effective interest method using an effective interest rate of 6.47% until extinguished upon conversion or at its maturity date. The conversion option is classified as equity and was estimated based on the residual value of $26.3 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves. Deferred tax liability of $7.1 million related to taxable temporary difference arising from the equity portion of the convertible debenture was recognized in equity reserves. Transaction costs of $5.4 million that relate to the issuance of the convertible debentures were allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the life of the convertible debentures using the effective interest method.
[3]	In February 2016, the Company entered into an agreement with The Bank of Nova Scotia and Investec Bank PLC for a senior secured debt facility consisting of a $35.0 million term loan and a $25.0 million revolving credit facility (together, "Scotia Debt Facilities"). The $35.0 million term loan was repayable in 11 equal quarterly instalments of $3.2 million in principal plus related interest, with the final instalment due in February 2019. The term loan bears an interest rate of LIBOR plus a range from 3.25% to 4.00%, depending on certain financial parameters of the Company. The $25.0 million revolving credit facility was to mature in three years on February 8, 2019 and bears the same interest rate as the term loan plus a relevant standby fee from 0.81% to 1.00% from the undrawn portion of the facility. In connection with the acquisition of Primero (Note 4), First Majestic restructured its debt by entering into a Revolving Credit Facility (Note 19(b)) which was used to repay the remaining balance of the Scotia Debt Facilities on May 10, 2018.
[4]	On May 10, 2018, the Company entered into a $75.0 million senior secured revolving credit facility ("Revolving Credit Facility") with the Bank of Nova Scotia, Bank of Montreal and Investec Bank PLC, as lenders. The Revolving Credit Facility will mature on its third anniversary date. Interest on the drawn balance will accrue at LIBOR plus an applicable range of 2.25% to 3.5% while the undrawn portion is subject to a standby fee with an applicable range of 0.5625% to 0.875%, dependent on certain financial parameters of First Majestic. As at December 31, 2018, the applicable rates were 6.0% and 0.875%, respectively. Proceeds from the Revolving Credit Facility were used primarily to repay Scotia debt facilities (Note 19(c)) as well as a $30.2 million revolving credit facility assumed from the Primero acquisition.